Equity (Details)			12 Months Ended		24 Months Ended		27 Months Ended
	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 04, 2024 $ / shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Oct. 07, 2024 shares	Apr. 05, 2024 shares	Mar. 31, 2024 $ / shares shares	Mar. 28, 2024 shares	Mar. 31, 2023 $ / shares	Nov. 30, 2021 $ / shares	Oct. 21, 2020 $ / shares
Equity [Line Items]
Common stock issued and outstanding shares			291,563,930								291,563,930
Common stock shares issued			291,563,930								291,563,930
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001								$ 0.0001
Preferred stock, shares authorized			30,000,000								30,000,000
Purchase price per share (in Dollars per share) | $ / shares													$ 0.0081	$ 1
Common stock, shares authorized			700,000,000								700,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001								$ 0.0001
Preferred stock, shares issued			6,545,386								545,386
Preferred stock, shares outstanding			6,545,386								545,386
Amount of paid-up share capital			$ 64,103	$ 500,000			$ 12,821	$ 100,000
Net asset of not less than amount			$ 64,103		$ 38,462	$ 300,000
Mr. Zheng [Member]
Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 0.1
Outstanding principal amount (in Dollars) | $	$ 600,000
Yeetah [Member]
Equity [Line Items]
Net asset of not less than amount | $				$ 500,000
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Shares issued	6,000,000
Preferred stock, shares issued			6,013,500
Common Stock [Member]
Equity [Line Items]
Common stock shares issued			291,563,930
Common stock voting rights		100
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Preferred stock, shares authorized			30,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 0.0001
Series C Preferred Stock [Member]
Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares															$ 0.0001
Preferred stock, shares issued			531,886
Preferred stock, shares outstanding			531,886
Minimum [Member]
Equity [Line Items]
Common stock issued and outstanding shares			29,156,393							29,156,393
Common stock shares issued			29,156,393							29,156,393
Preferred stock, shares authorized									2,000,000			5,000,000
Common stock, shares authorized												200,000,000
Maximum [Member]
Equity [Line Items]
Common stock issued and outstanding shares			291,563,930							291,563,930
Common stock shares issued			291,563,930							291,563,930
Preferred stock, shares authorized									10,000,000			30,000,000
Common stock, shares authorized												700,000,000
Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued										0
Preferred stock, shares outstanding										0